Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
VINCE NGUYEN vince.nguyen@dechert.com +1 212 698 3566 Direct +1 212 698 0617 FAX

March 3, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)
File Nos. 333-185659 and 811-22781
Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses for the Goldman Sachs Multi-Manager Alternatives Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Securities and Exchange Commission on February 27, 2023.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212-698-3566.

Sincerely,

/s/ Vince Nguyen
Vince Nguyen